Loans Payable (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of loans payable
	Remaining	December 31,	December 31,
Interest rate	maturity	2018	2017
4%	Within 1 year	$103,223	$-
12%	Within 1 year	202,084	-
13%	Within 1 year	45,069	15,370
14%	Within 1 year	2,908	158,316
18%	Within 1 year	799,610	-
40 - 54%	Within 1 year	3,711,654	1,019,064
40 - 54%	Between 1 to 2 years	1,221,226	2,906,562
		$6,085,774	$4,099,312

	Current portion	$4,864,548	$1,192,750
	Non-current portion	$1,221,226	$2,906,562